PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 462	¥ 3,016	¥ 6,125
Advances to suppliers	856	5,588	1,093
Amounts due from related parties	196	1,277	555
Other current assets	506	3,303	12,790
Total current assets	3,262	21,288	22,171
Non-current assets:
Other assets	71	464	1,000
TOTAL ASSETS	7,645	49,887	52,982
Current liabilities:
Short-term debts	1,262	8,232	38,568
Amounts due to related parties	633	4,130	4,597
Accrued expenses and other current liabilities	3,886	25,353	18,782
TOTAL LIABILITIES	7,143	46,610	68,906
Shareholders' (deficit) equity:
Additional paid-in capital	54,298	354,295	257,736
Accumulated deficit	(54,705)	(356,951)	(276,476)
Accumulated other comprehensive income	735	4,795	2,110
Total AnPac Bio-Medical Science Co., Ltd. shareholders (deficit) equity	452	2,948	(15,973)
TOTAL LIABILITIES AND EQUITY	7,645	49,887	52,982
Parent Company | Reportable Legal Entity
Current assets:
Cash and cash equivalents	10	68	44
Advances to suppliers	685	4,467
Amounts due from related parties	8,941	58,341	99,704
Other current assets	182	1,187	872
Total current assets	9,818	64,063	100,620
Non-current assets:
Investments in subsidiaries	(7,573)	(49,424)	(72,289)
Other assets			760
TOTAL ASSETS	2,245	14,639	29,091
Current liabilities:
Short-term debts	343	2,232	24,568
Amounts due to related parties	645	4,206	18,194
Accrued expenses and other current liabilities	805	5,253	2,302
TOTAL LIABILITIES	1,793	11,691	45,064
Shareholders' (deficit) equity:
Additional paid-in capital	54,298	354,295	257,736
Accumulated deficit	(54,705)	(356,951)	(276,476)
Accumulated other comprehensive income	735	4,795	2,110
Total AnPac Bio-Medical Science Co., Ltd. shareholders (deficit) equity	452	2,948	(15,973)
TOTAL LIABILITIES AND EQUITY	2,245	14,639	29,091
Class A ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	95	618	466
Class A ordinary shares | Parent Company | Reportable Legal Entity
Shareholders' (deficit) equity:
Ordinary shares	95	618	466
Class B ordinary shares
Shareholders' (deficit) equity:
Ordinary shares	29	191	191
Class B ordinary shares | Parent Company | Reportable Legal Entity
Shareholders' (deficit) equity:
Ordinary shares	$ 29	¥ 191	¥ 191